Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Operating expenses
Research and development	$ 1,788,131	$ 970,815	$ 4,083,303	$ 3,034,152
General and administrative expenses	1,585,456	903,397	3,253,412	2,313,870
Total operating expenses	3,373,587	1,874,212	7,336,715	5,348,022
Loss from operations	(3,373,587)	(1,874,212)	(7,336,715)	(5,348,022)
Other income	368,823	55
Interest expense	(508,877)		(39,791)
Loss on debt extinguishment	(1,321,450)
Net loss	$ (4,835,091)	$ (1,874,157)	$ (7,377,976)	$ (5,320,873)
Net loss per share
Basic and diluted	$ (0.26)	$ (0.10)	$ (0.40)	$ (0.30)
Shares used in computing net loss per share
Basic and diluted	18,954,340	18,334,482	18,634,686	17,864,769
Interest income			$ 130	$ 28,749
Loss before income taxes			(7,376,376)	(5,319,273)
Provision for income taxes			$ 1,600	$ 1,600